December 31, 2001	• Pacific Corinthian Variable Separate Account of Pacific Life Insurance Company

Annual
    Report

PACIFIC CORINTHIAN

TABLE OF CONTENTS

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001
(In thousands)

	Variable Account I	Variable Account II	Variable Account IV	Variable Account VII	Variable Account IX	Variable Account X	Variable Account XI	Variable Account XII	Variable Account XIII	Variable Account XIV

ASSETS

Investments:

Money Market Portfolio	$2,188

Equity Portfolio		$28,296

Inflation Managed Portfolio (1)			$1,106

Equity Income Portfolio				$7,040

Multi-Strategy Portfolio					$5,266

Managed Bond Portfolio						$9,440

High Yield Bond Portfolio							$115

Equity Index Portfolio								$2,327

International Value Portfolio									$534

Growth LT Portfolio										$4,827

Receivables:

Due from Pacific Life Insurance Company								11		7

Fund shares redeemed	3	60	1	5	5	18			1

Total Assets	2,191	28,356	1,107	7,045	5,271	9,458	115	2,338	535	4,834

LIABILITIES

Payables:

Due to Pacific Life Insurance Company	3	60	1	5	5	18			1

Fund shares Purchased								11		7

Other Liabilities	6	81	2	21	10	1		5	2	13

Total Liabilities	9	141	3	26	15	19		16	3	20

NET ASSETS	$2,182	$28,215	$1,104	$7,019	$5,256	$9,439	$115	$2,322	$532	$4,814

Shares Owned in each Portfolio	217	1,473	103	336	355	856	16	79	44	260

Cost of Investments	$2,175	$19,815	$1,054	$4,730	$4,239	$9,068	$140	$2,017	$620	$5,797

(1) Formerly	named Government Securities Portfolio.

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Variable Account I	Variable Account II	Variable Account IV	Variable Account VII	Variable Account IX	Variable Account X	Variable Account XI	Variable Account XII	Variable Account XIII	Variable Account XIV

INVESTMENT INCOME

Dividends	$101	$2,076	$47	$150	$148	$488	$15	$39	$16	$1,034

EXPENSES

Mortality and expense risk fees and operating expenses	32	396	15	97	67	115	2	33	7	73

Net Investment Income	69	1,680	32	53	81	373	13	6	9	961

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	3	1,036	(1)	409	112	22	(15)	(46)	(35)	(1,525)

Net unrealized appreciation (depreciation) on investments	(2)	(11,994)	6	(1,384)	(329)	163		(395)	(147)	(1,945)

Net Realized and Unrealized Gain (Loss) on Investments	1	(10,958)	5	(975)	(217)	185	(15)	(441)	(182)	(3,470)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$70	($9,278)	$37	($922)	($136)	$558	($2)	($435)	($173)	($2,509)

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Variable Account I	Variable Account II	Variable Account IV	Variable Account VII	Variable Account IX	Variable Account X	Variable Account XI	Variable Account XII	Variable Account XIII	Variable Account XIV

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$69	$1,680	$32	$53	$81	$373	$13	$6	$9	$961

Net realized gain (loss) from security transactions	3	1,036	(1)	409	112	22	(15)	(46)	(35)	(1,525)

Net unrealized appreciation (depreciation) on investments	(2)	(11,994)	6	(1,384)	(329)	163		(395)	(147)	(1,945)

Net Increase (Decrease) in Net Assets Resulting from Operations	70	(9,278)	37	(922)	(136)	558	(2)	(435)	(173)	(2,509)

INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS

Transfer of net premiums		18	9	15	3	2		22	1	86

Transfers between variable accounts, net	496	(1,221)	183	5	40	357	30	(122)	5	(892)

Transfers—policy charges and deductions	(191)	(457)	(1)	(17)	(29)	(26)		(4)	(1)	(33)

Transfers—surrenders	(833)	(2,990)	(340)	(1,286)	(672)	(1,079)	(45)	(338)	(61)	(462)

Transfers—other		26		4	1		(2)	4		7

Net Decrease in Net Assets Derived from Account Transactions	(528)	(4,624)	(149)	(1,279)	(657)	(746)	(17)	(438)	(56)	(1,294)

NET DECREASE IN NET ASSETS	(458)	(13,902)	(112)	(2,201)	(793)	(188)	(19)	(873)	(229)	(3,803)

NET ASSETS

Beginning of Year	2,640	42,117	1,216	9,220	6,049	9,627	134	3,195	761	8,617

End of Year	$2,182	$28,215	$1,104	$7,019	$5,256	$9,439	$115	$2,322	$532	$4,814

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

	Variable Account I	Variable Account II	Variable Account IV	Variable Account VII	Variable Account IX	Variable Account X	Variable Account XI	Variable Account XII	Variable Account XIII	Variable Account XIV

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$135	$3,266	$46	$883	$590	$181	$13	$30	$20	$1,568

Net realized gain (loss) from security transactions	5	3,677	(4)	699	260	(7)	(8)	(24)	(24)	(310)

Net unrealized appreciation (depreciation) on investments	1	(22,255)	58	(2,424)	(887)	228	(13)	(400)	(115)	(3,896)

Net Increase (Decrease) in Net Assets Resulting from Operations	141	(15,312)	100	(842)	(37)	402	(8)	(394)	(119)	(2,638)

INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS

Transfer of net premiums		41			5	2			2	11

Transfers between variable accounts, net	(486)	(167)	176	(535)	(214)	9,469	(36)	375	307	2,872

Transfers—policy charges and deductions	(25)	(591)		(65)	(19)			(11)		(104)

Transfers—surrenders	(347)	(8,392)	(242)	(1,743)	(1,203)	(593)	(15)	(392)	(215)	(903)

Transfers—other	(1)	394	(1)	105	2	51	1	2	18	5

Net Increase (Decrease) in Net Assets Derived from Account Transactions	(859)	(8,715)	(67)	(2,238)	(1,429)	8,929	(50)	(26)	112	1,881

NET INCREASE (DECREASE) IN NET ASSETS	(718)	(24,027)	33	(3,080)	(1,466)	9,331	(58)	(420)	(7)	(757)

NET ASSETS

Beginning of Year	3,358	66,144	1,183	12,300	7,515	296	192	3,615	768	9,374

End of Year	$2,640	$42,117	$1,216	$9,220	$6,049	$9,627	$134	$3,195	$761	$8,617

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Pacific Corinthian Variable Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) is a separate investment account originally established by a resolution of the Board of Directors of Pacific Corinthian Life Insurance Company (“PCL”).

PCL, formerly a wholly-owned subsidiary of Pacific Life, was a stock life insurance company organized under the laws of the State of California.

PCL was formed to rehabilitate the business of First Capital Life Insurance Company (“FCL”) under a five-year rehabilitation plan (“the Plan”). Under the terms of the Plan, FCL’s insurance policies in force, primarily individual annuities and universal life insurance, were restructured and assumed by PCL on December 31, 1992, pursuant to an assumption reinsurance agreement and asset purchase agreement. On September 30, 1997, PCL completed the Plan of FCL. On October 30, 1997, PCL was merged into Pacific Life, with Pacific Life as the surviving entity. The Separate Account remained intact and became a Separate Account of Pacific Life.

The Separate Account held by Pacific Life represents funds from individual flexible premium deferred annuity and variable accumulation contracts. The assets of the Separate Account are carried at market value.

The Separate Account which operates as a unit investment trust under the Investment Company Act of 1940, as amended, is divided into subaccounts (“Variable Accounts”). The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the “Fund”) as follows:

Portfolios
Variable Account I	Money Market Portfolio
Variable Account II	Equity Portfolio
Variable Account IV	Inflation Managed Portfolio *
Variable Account VII	Equity Income Portfolio
Variable Account IX	Multi-Strategy Portfolio
Variable Account X	Managed Bond Portfolio
Variable Account XI	High Yield Bond Portfolio
Variable Account XII	Equity Index Portfolio
Variable Account XIII	International Value Portfolio
Variable Account XIV	Growth LT Portfolio

* Formerly named Government Securities Portfolio.

Each portfolio pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

On September 22, 2000, the net assets of the Fund’s Bond and Income Portfolio, the underlying portfolio for the Bond and Income Variable Account, were transferred to the Fund’s Managed Bond Portfolio in exchange for the shares of the Managed Bond Portfolio (the “reorganization”). In connection with the reorganization, a total of 2,015,150 outstanding accumulation units (valued at $9,464,300) of the Bond and Income Variable Account were exchanged for 6,543,824 accumulation units with equal value of the Managed Bond Variable Account.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

B. Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

3. DIVIDENDS

During 2001, the Fund declared dividends for each of the portfolios invested in by the Separate Account. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

4. RELATED PARTY AGREEMENT

Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable annuity contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

5.  SEPARATE ACCOUNT’S COST OF INVESTMENTS IN THE FUND SHARES

The investment in the Fund shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk and administrative charges (M&E). A reconciliation of total cost and market value of the Separate Account’s investments in the Fund as of December 31, 2001 were as follows (amounts in thousands):

	Variable Accounts

	I	II	IV	VII	IX

Total cost of investments at beginning of year	$2,631	$21,746	$1,172	$5,548	$4,704

Add: Total net proceeds from policy and M&E transactions	751	153	275	250	210

Reinvested distributions from the Fund:

(a) Net investment income	101	14	47	53	138

(b) Net realized gain		2,062		97	10

Sub-Total	3,483	23,975	1,494	5,948	5,062

Less: Cost of investments disposed during the year	1,308	4,160	440	1,218	823

Total cost of investments at end of year	2,175	19,815	1,054	4,730	4,239

Add: Unrealized appreciation	13	8,481	52	2,310	1,027

Total market value of investments at end of year	$2,188	$28,296	$1,106	$7,040	$5,266

	X	XI	XII	XIII	XIV

Total cost of investments at beginning of year	$9,419	$159	$2,496	$702	$7,661

Add: Total net proceeds from policy and M&E transactions	392	29	211	43	474

Reinvested distributions from the Fund:

(a) Net investment income	488	15	28	6	65

(b) Net realized gain			11	10	969

Sub-Total	10,299	203	2,746	761	9,169

Less: Cost of investments disposed during the year	1,231	63	729	141	3,372

Total cost of investments at end of year	9,068	140	2,017	620	5,797

Add: Unrealized appreciation (depreciation)	372	(25)	310	(86)	(970)

Total market value of investments at end of year	$9,440	$115	$2,327	$534	$4,827

6. FINANCIAL HIGHLIGHTS

Selected accumulation unit value (AUV), total units outstanding, total net assets, ratios of investment income and expenses to average daily net assets, and total returns for the year ended December 31, 2001 were as follows:

Variable Accounts	AUV at End of Year	Number of Units Outstanding	Total Net Assets (in $000’s)	Ratios of Investment Income to Average Net Assets	Ratios of Expenses to Average Net Assets	Total Returns (1)

I	$2.20	992,530	$2,182	3.87%	1.21%	2.62%

II	6.16	4,578,403	28,215	6.33%	1.21%	(22.70%)

IV	2.36	467,059	1,104	3.71%	1.20%	3.02%

VII	3.00	2,336,761	7,019	1.88%	1.21%	(9.97%)

IX	2.65	1,985,813	5,256	2.67%	1.21%	(2.34%)

X	1.60	5,914,861	9,439	5.11%	1.21%	6.04%

XI	1.34	85,823	115	9.90%	1.21%	0.13%

XII	2.49	931,726	2,322	1.45%	1.21%	(13.21%)

XIII	1.23	433,781	532	2.68%	1.21%	(22.81%)

XIV	2.75	1,752,136	4,814	17.14%	1.21%	(30.40%)

(1)
Total returns reflect a deduction for mortality and expense risk (M&E) charges and operating expenses assessed through the daily accumulation unit value calculation. M&E charges are assessed at an annual rate of 1.19% of the average daily net assets of each Variable Account as discussed in Note 7. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns.

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

7. CONTRACT CHARGES

A contingent deferred sales charge may be deducted upon partial or complete withdrawal or upon annuitization of a Contract.

An annual contract maintenance charge of $30 is imposed on all Contracts on December 31 of each year. The charge covers the cost of Contract administration and is apportioned equally among the Accounts to which the Contract Value is allocated.

Mortality and expense risks assumed by Pacific Life are compensated for by a charge equivalent to an annual rate of 1.19% of the value of each Variable Account’s net assets of which approximately 1.00% is for assuming mortality risks and 0.19% is for assuming expense risks.

In addition, the Separate Account bears certain of its operating expenses, subject to Pacific Life’s guarantee that such expenses will not exceed 0.25% of each Variable Account’s average daily net assets annually. Pacific Life further guarantees that the ordinary operating expenses of a Variable Account together with the operating expenses incurred by its underlying Fund Portfolio, exclusive of advisory and management fees, interest, taxes, brokerage commissions, transaction costs or extraordinary expenses, will not exceed 0.60% of average daily net assets annually after consideration for any adjustment by the Fund’s Investment Adviser for Fund expenses in excess of stated expense limitations, except that additional custodial costs associated with holding foreign securities and foreign taxes on dividends, interests and gains will also be excluded with respect to the underlying International Value Portfolio of the Fund. For the year ended December 31, 2001, these operating expenses for each of the Variable Accounts were below the 0.25% expense cap.

   INDEPENDENT AUDITORS’ REPORT

The Board of Directors
Pacific Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Pacific Corinthian Variable Separate Account (the “Separate Account”) (comprised of Variable Accounts I, II, IV, VII, IX, X, XI, XII, XIII, and XIV) as of December 31, 2001 and the related statement of operations and financial highlights for the year then ended and the statement of changes in net assets for each of the two years then ended. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement and financial highlights presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Corinthian Variable Separate Account as of December 31, 2001 and the results of their operations, financial highlights, for the year then ended and the changes in their net assets for each of the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California
February 8, 2002

Annual Report
as of December 31, 2001

•	Pacific Corinthian Variable
Separate	Account of
Pacific	Life Insurance Company

Accountants
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626

Counsel
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

Pacific Life Insurance Company
Annuities & Mutual Funds Division
P.O. Box 7187
Pasadena, California 91109-7187

ADDRESS SERVICE REQUESTED

Form No. 1001-2A